Segments - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) before income taxes		$ 5.2		$ 54.5			$ (29.0)	$ 53.1	$ 62.8	$ 36.8	$ (263.7)
Interest expense, net		49.2		54.9			0.0	99.2	113.9	217.7	215.1
Depreciation and amortization		77.5		71.8			0.0	150.1	152.9	308.7	300.7
EBITDA		131.9		181.2			(29.0)	302.4	329.6	563.2	252.1
Inventory step-up		0.5		0.0	$ 31.1	$ 72.6	0.0	0.5	0.0	0.0	103.7
Financing costs		0.0		0.0			0.0	0.0	3.1	6.1	25.0
Foreign exchange remeasurement (losses) gains		(57.8)		14.6			0.0	(66.5)	14.5	(81.2)	(48.9)
Long-term employee benefit plan adjustments		(0.2)		(2.2)			0.0	(0.4)	(4.5)	0.6	(9.5)
Termination benefits and other employee related costs		14.8		2.7			0.0	18.5	5.9	18.4	147.5
Consulting and advisory fees		6.8		7.7			0.0	9.9	20.7	36.3	54.7
Transition-related costs		0.0		33.6			0.0	0.0	47.5	101.8	29.3
Secondary offering costs		0.3		0.0				1.7	0.0
Other adjustments		13.2		8.2			0.0	11.1	11.0	10.8	2.3
Dividends in respect of noncontrolling interest		0.6		0.7			0.0	4.1	1.6	2.2	5.2
Management fee expense		0.0		0.8			0.0	0.0	1.6	3.2	3.1
Asset impairment(l)		30.6		0.0				30.6	0.0
Adjusted EBITDA		255.5		221.1			0.0	437.5	407.8	840.5	699.0
Merger and acquisition related costs							(29.0)			0.0	(28.1)
Cost of Initial Public Offering							0.0			(22.3)	0.0
Bridge financing commitment fees							0.0			0.0	25.0
Gains (losses) on extinguishment of debt							$ 0.0			(6.1)	0.0
Gain (loss) on sale of derivatives											19.4
Successor [Member] | Subsidiaries [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Asset impairment(l)		30.6						30.6
Successor [Member] | Equity Method Investee [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Equity method investments, remeasurement gain								5.4
Successor [Member] | Fair Value Adjustment to Inventory [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Inventory step-up		0.5						0.5
Successor [Member] | Bridge Facility [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees											21.0
Successor [Member] | Bridge Facility [Member] | Debt Associated Fees [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Bridge financing commitment fees											4.0
Successor [Member] | Senior Secured Credit Facilities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Refinancing costs									3.1	3.1
Successor [Member] | New Dollar Term Loans [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Gains (losses) on extinguishment of debt										(3.0)
Repayments of debt										100.0
Successor [Member] | Carlyle Investment Management Llc [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Consulting and advisory fees									3.0
Management fee expense		$ 0.0		$ 0.8				$ 0.0	$ 1.6	3.2	$ 3.1
Pre tax charge related to management agreement			$ 13.4							$ 13.4
Predecessor [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (loss) before income taxes	$ 15.6											$ 393.0
Interest expense, net	0.0											0.0
Depreciation and amortization	9.9											110.7
EBITDA	25.5											503.7
Inventory step-up	0.0											0.0
Financing costs	0.0											0.0
Foreign exchange remeasurement (losses) gains	(4.5)											(17.7)
Long-term employee benefit plan adjustments	(2.3)											(36.9)
Termination benefits and other employee related costs	0.3											8.6
Consulting and advisory fees	0.0											0.0
Transition-related costs	0.0											0.0
Other adjustments	0.1											12.6
Dividends in respect of noncontrolling interest	0.0											0.0
Management fee expense	0.0											0.0
Adjusted EBITDA	32.7											577.6
Merger and acquisition related costs	0.0											0.0
Cost of Initial Public Offering	0.0											0.0
Bridge financing commitment fees	0.0											0.0
Gains (losses) on extinguishment of debt	$ 0.0											0.0
Predecessor [Member] | Noncontrolling Interest [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Dividends in respect of noncontrolling interest												$ 1.9